JPMorgan Small Cap Equity Fund Investment Objectives and Goals - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan Small Cap Equity Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: R2/JSEZX; R3/JSEPX; R4/JSEQX; R5/JSERX; R6/VSENX
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks capital growth over the long term.